Income Tax - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-cash charges to tax expense for realizability of deferred tax assets as result of new U.S. federal statutory rate	$ 54,700
Impact from business combinations		$ 1,401	$ 19,092
Deferred tax liability recognized from business combination	(3,212)	$ (4,047)	(3,212)	$ (47,060)
OpsGenie
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact from business combinations			19,100
Net operating loss carryforward recognized from business combinations	1,800		1,800
Deferred tax liability recognized from business combination	$ 19,600		$ 19,600